Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Summary of Intangible Assets

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Carrying amount
3G and 4G concession	$45,796	$53,469
Computer software	995	880
Goodwill	218	209
Others	344	325
	$47,353	$54,883

	3G and 4G Concession	Computer Software	Goodwill	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Cost
Balance on January 1, 2015	$49,254	$3,192	$181	$151	$52,778
Additions-acquired separately	9,955	424	—	1	10,380
Disposal	—	(375)	—	(2)	(377)
Effect of foreign exchange difference	—	—	—	—	—
Acquisitions through business combinations	—	—	55	259	314
Others	—	8	—	—	8
Balance on December 31, 2015	$59,209	$3,249	$236	$409	$63,103
Accumulated amortization and impairment
Balance on January 1, 2015	$(8,104)	$(1,793)	$(18)	$(38)	$(9,953)
Amortization expenses	(2,504)	(565)	—	(11)	(3,080)
Disposal	—	375	—	2	377
Effect of foreign exchange difference	—	—	—	—	—
Others	—	—	—	—	—
Balance on December 31, 2015	$(10,608)	$(1,983)	$(18)	$(47)	$(12,656)
Cost
Balance on January 1, 2016	$59,209	$3,249	$236	$409	$63,103
Additions-acquired separately	—	277	—	5	282
Disposal	—	(121)	—	—	(121)
Effect of foreign exchange difference	—	—	—	—	—
Others	—	3	—	—	3
Balance on December 31, 2016	$59,209	$3,408	$236	$414	$63,267
Accumulated amortization and impairment
Balance on January 1, 2016	$(10,608)	$(1,983)	$(18)	$(47)	$(12,656)
Amortization expenses	(2,805)	(551)	—	(23)	(3,379)
Disposal	—	121	—	—	121
Impairment losses	—	—	—	—	—
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2016	$(13,413)	$(2,413)	$(18)	$(70)	$(15,914)
Cost
Balance on January 1, 2017	$59,209	$3,408	$236	$414	$63,267
Additions-acquired separately	10,935	366	—	4	11,305
Disposal	—	(462)	—	—	(462)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2017	$70,144	$3,312	$236	$418	$74,110
Accumulated amortization and impairment
Balance on January 1, 2017	$(13,413)	$(2,413)	$(18)	$(70)	$(15,914)
Amortization expenses	(3,262)	(481)	—	(23)	(3,766)
Disposal	—	462	—	—	462
Impairment losses	—	—	(9)	—	(9)
Effect of foreign exchange difference	—	—	—	—	—
Balance on December 31, 2017	$(16,675)	$(2,432)	$(27)	$(93)	$(19,227)